Financing receivables - Changes in total allowance for credit losses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Subsidiaries [Member] | Loans With The Client [Member] | US | Subprime Borkerage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Additional allowance for credit losses	¥ 41,561	¥ 41,561